UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
 (Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
 (Address of principal executive offices) (Zip code)

Anne Dorian
Senior Regulatory Counsel
2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
  (Name and address of agent for service)

(816) 994-3200
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT
JANUARY 31, 2017

Palmer Square Opportunistic Income Fund

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Supplemental Information	29
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 1.7%
$300,000	Ascend Learning LLC 9.500%, 11/30/2020[1,2,10]	$301,500
150,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2,10]	152,250
262,500	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2,10]	264,469
269,733	EIG Investors Corp. 6.480%, 11/9/2019[1,2,10]	270,072
210,000	SRS Distribution, Inc. 9.750%, 2/25/2023[1,2,10]	217,941
218,350	Veritas US, Inc. 6.625%, 1/27/2023[2,10]	207,774
80,000	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2,10]	77,088

	TOTAL BANK LOANS (Cost $1,417,709)	1,491,094

	BONDS – 88.5%
	ASSET-BACKED SECURITIES – 86.3%
725,000	Annisa CLO Ltd. Series 2016-2A, Class E, 8.280%, 7/20/2028[1,2,3]	732,250
750,000	Apidos CLO XI Series 2012-11A, Class ER, 8.673%, 1/17/2028[1,2,3]	760,851
1,000,000	Apidos CLO XII Series 2013-12A, Class F, 5.923%, 4/15/2025[1,2,3]	878,850
900,000	Apidos CLO XIX Series 2014-19A, Class E, 6.473%, 10/17/2026[1,2,3]	897,102
785,000	Atrium XI Series 11A, Class E, 6.141%, 10/23/2025[1,2,3]	747,124
	Babson CLO Ltd.
500,000	Series 2013-IIA, Class D, 5.524%, 1/18/2025[1,2,3]	482,709
250,000	Series 2013-IA, Class E, 5.430%, 4/20/2025[1,2,3]	244,564
1,500,000	Series 2013-IA, Class F, 6.280%, 4/20/2025[1,2,3]	1,339,054
750,000	Series 2014-IIA, Class D, 4.623%, 10/17/2026[1,2,3]	737,220
500,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class D, 5.530%, 1/20/2026[1,2,3]	463,750
	Benefit Street Partners CLO V Ltd.
500,000	Series 2014-VA, Class D, 4.580%, 10/20/2026[1,2,3]	488,691
1,250,000	Series 2014-VA, Class E, 6.180%, 10/20/2026[1,2,3]	1,148,463
1,675,000	Betony CLO Ltd. Series 2015-1A, Class E, 6.373%, 4/15/2027[1,2,3]	1,566,130
	BlueMountain CLO Ltd.
925,000	Series 2014-1A, Class F, 6.539%, 4/30/2026[1,2,3]	847,936
2,500,000	Series 2014-4A, Class E, 6.235%, 11/30/2026[1,2,3]	2,462,832
500,000	Series 2015-2A, Class F, 7.824%, 7/18/2027[1,2,3]	461,012

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2013-1A, Class DR, 5.506%, 1/20/2029[1,2,3]	$761,119
	Carlyle Global Market Strategies CLO Ltd.
875,000	Series 2013-2A, Class E, 6.024%, 4/18/2025[1,2,3]	863,323
1,000,000	Series 2013-2A, Class F, 6.424%, 4/18/2025[1,2,3]	938,390
1,250,000	Series 2014-3A, Class D1, 6.137%, 7/27/2026[1,2,3]	1,245,813
450,000	Series 2014-3A, Class E, 7.087%, 7/27/2026[1,2,3]	426,534
	Catamaran CLO Ltd.
1,375,000	Series 2012-1A, Class E, 6.247%, 12/20/2023[1,2,3]	1,364,111
750,000	Series 2013-1A, Class E, 6.037%, 1/27/2025[1,2,3]	731,285
2,500,000	Series 2014-2A, Class C, 4.382%, 10/18/2026[1,2,3]	2,457,117
750,000	Cent CLO Series 2012-16A, Class DR, 6.876%, 8/1/2024[1,2,3]	750,044
1,750,000	Cent CLO 17 Series 2013-17A, Class D, 7.039%, 1/30/2025[1,2,3]	1,756,414
2,250,000	Cent CLO 18 Ltd. Series 2013-18A, Class E, 5.641%, 7/23/2025[1,2,3]	2,087,645
1,500,000	Cent CLO 21 Ltd. Series 2014-21A, Class D, 6.037%, 7/27/2026[1,2,3]	1,404,132
750,000	Cent CLO 22 Ltd. Series 2014-22A, Class E, 7.281%, 11/7/2026[1,2,3]	645,000
	CIFC Funding Ltd.
1,000,000	Series 2013-4A, Class E, 5.687%, 11/27/2024[1,2,3]	961,250
1,750,000	Series 2012-2A, Class B2R, 6.692%, 12/5/2024[1,2,3]	1,754,495
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class E, 5.906%, 11/15/2025[1,2,3]	984,290
1,000,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.423%, 4/15/2027[1,2,3]	900,144
3,250,000	Dryden XXII Senior Loan Fund Series 2011-22A, Class SUB, 0.000%, 1/15/2022[1,3]	272,675
	Dryden XXIV Senior Loan Fund
2,250,000	Series 2012-24RA, Class ER, 6.856%, 11/15/2023[1,2,3]	2,269,553
2,250,000	Series 2012-24RA, Class FR, 8.806%, 11/15/2023[1,2,3]	2,283,612
1,500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 6.523%, 1/15/2025[1,2,3]	1,498,612
2,000,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class E, 5.523%, 7/15/2025[1,2,3]	1,931,377
1,175,000	Emerson Park CLO Ltd. Series 2013-1A, Class E, 5.873%, 7/15/2025[1,2,3]	1,134,804
2,925,000	Finn Square CLO Ltd. Series 2012-1A, Class D, 6.047%, 12/24/2023[1,2,3]	2,925,419
	Flatiron CLO Ltd.
1,250,000	Series 2011-1A, Class E, 5.423%, 1/15/2023[1,2,3]	1,245,960
1,250,000	Series 2012-1A, Class D, 6.538%, 10/25/2024[1,2,3]	1,257,886

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$499,949	FREMF Mortgage Trust Series 2016-KF23, Class B, 5.684%, 9/25/2023[1,2,3]	$503,585
1,000,000	Greywolf CLO II Ltd. Series 2013-1A, Class E, 6.073%, 4/15/2025[1,2,3]	888,067
2,250,000	Greywolf CLO III Ltd. Series 2014-1A, Class D, 6.141%, 4/22/2026[1,2,3]	2,202,114
1,125,000	Greywolf CLO IV Ltd. Series 2014-2A, Class D, 6.623%, 1/17/2027[1,2,3]	1,102,689
750,000	Highbridge Loan Management Ltd. Series 2013-2A, Class E, 6.830%, 10/20/2024[1,2,3]	698,223
500,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.791%, 1/22/2025[1,2,3]	499,070
1,500,000	Jamestown CLO III Ltd. Series 2013-3A, Class D, 5.623%, 1/15/2026[1,2,3]	1,374,419
1,250,000	Keuka Park CLO Ltd. Series 2013-1A, Class E, 5.541%, 10/21/2024[1,2,3]	1,155,301
875,000	Madison Park Funding X Ltd. Series 2012-10A, Class ER, 8.650%, 1/20/2029[1,2,3]	898,785
1,750,000	Magnetite VII Ltd. Series 2012-7A, Class DR, 8.023%, 1/15/2025[1,2,3]	1,768,174
425,000	Marathon CLO IV Ltd. Series 2012-4A, Class D, 6.661%, 5/20/2023[1,2,3]	422,912
2,750,000	Marine Park CLO Ltd. Series 2012-1A, Class DR, 6.359%, 5/18/2023[1,2,3]	2,751,682
	Mountain View CLO Ltd.
375,000	Series 2014-1A, Class F, 6.823%, 10/15/2026[2,3]	314,136
1,500,000	Series 2015-9A, Class D, 6.373%, 7/15/2027[1,2,3]	1,406,787
1,000,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.872%, 10/13/2027[1,2,3]	910,074
1,250,000	Sheridan Square CLO Ltd. Series 2013-1A, Class E, 6.123%, 4/15/2025[1,2,3]	1,237,937
750,000	Tryon Park CLO Ltd. Series 2013-1A, Class D, 5.423%, 7/15/2025[1,2,3]	709,246
500,000	Upland CLO Ltd. Series 2016-1A, Class D, 9.280%, 4/20/2028[1,2,3]	510,980
	Voya CLO Ltd.
1,943,000	Series 2012-3A, Class ER, 7.023%, 10/15/2022[1,2,3]	1,957,451
1,750,000	Series 2013-2A, Class D, 6.038%, 4/25/2025[1,2,3]	1,691,734
325,000	Series 2013-2A, Class E, 6.538%, 4/25/2025[1,2,3]	298,888
	West CLO Ltd.
750,000	Series 2012-1A, Class D, 7.539%, 10/30/2023[1,2,3]	750,947

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Series 2014-1A, Class C, 4.474%, 7/18/2026[1,2,3]	$245,940

	TOTAL ASSET-BACKED SECURITIES (Cost $69,864,349)	73,408,683

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
	FREMF Mortgage Trust
389,356	Series 2015-KF12, Class B, 7.871%, 9/25/2022[1,2,4]	423,428
249,885	Series 2016-KF22, Class B, 5.674%, 7/25/2023[1,2,3,4]	252,279
579,880	Series 2016-KF25, Class B, 5.624%, 9/25/2023[1,2,3]	584,098
320,000	Series 2017-K724, Class C, 3.504%, 11/25/2023[1,2,3]	283,897

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,497,455)	1,543,702

	CORPORATE – 0.4%
	CONSUMER, CYCLICAL – 0.2%
170,000	TI Group Automotive Systems LLC 8.750%, 7/15/2023[1,3]	183,600

	ENERGY – 0.1%
160,000	Murray Energy Corp. 11.250%, 4/15/2021[1,3]	117,000
40,000	Peabody Energy Corp. 4.750%, 12/15/2041[1,5,6]	2,940
		119,940
	FINANCIAL – 0.1%
30,000	Ocwen Loan Servicing LLC 8.375%, 11/15/2022[1,3]	30,600
45,000	Walter Investment Management Corp. 7.875%, 12/15/2021[1]	37,125
		67,725
	TOTAL CORPORATE (Cost $313,355)	371,265

	TOTAL BONDS (Cost $71,675,159)	75,323,650

Number of Shares

	COMMON STOCKS – 0.1%
	FINANCIAL – 0.1%
2,030	Communications Sales & Leasing, Inc. - REIT	53,348

	TOTAL COMMON STOCKS (Cost $57,929)	53,348

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 2.9%
2,610	Loan Funding I, Ltd.[7] 0.000%, 12/31/2017	$2,538,941

	TOTAL PREFERRED STOCKS (Cost $2,473,316)	2,538,941

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	Axalta Coating Systems, LTD
150	Exercise Price: $23.00, Expiration Date: July 21, 2017	8,625
	Dana, Inc.
175	Exercise Price: $14.00, Expiration Date: March 17, 2017	—
90	Exercise Price: $15.00, Expiration Date: March 17, 2017	—
	Deutsche Bank AG
65	Exercise Price: $8.00, Expiration Date: January 19, 2019	4,453
	DR Horton, Inc.
130	Exercise Price: $25.00, Expiration Date: February 17, 2017	650
	Ford Motor Co.
175	Exercise Price: $10.00, Expiration Date: June 16, 2017	2,450
175	Exercise Price: $11.00, Expiration Date: June 16, 2017	5,162
	General Motors Co.
45	Exercise Price: $32.00, Expiration Date: March 17, 2017	1,260
45	Exercise Price: $30.00, Expiration Date: June 16, 2017	2,723
	Penn Real Estate Investment Trust
105	Exercise Price: $16.00, Expiration Date: July 21, 2017	8,137
	Pulte Group, Inc.
130	Exercise Price: $16.00, Expiration Date: April 21, 2017	1,105
	SPDR S&P 500 ETF Trust
60	Exercise Price: $208.00, Expiration Date: February 17, 2017	750
	Trinseo SA
30	Exercise Price: $50.00, Expiration Date: May 19, 2017	2,400
	Univar, Inc.
70	Exercise Price: $22.50, Expiration Date: June 16, 2017	3,500
	Washington Prime Group, Inc.
45	Exercise Price: $10.00, Expiration Date: February 17, 2017	2,700

	TOTAL PUT OPTIONS (Cost $146,775)	43,915

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $146,775)	43,915

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 1.2%
1,015,019	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.377%[4,8]	$1,015,019

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,015,019)	1,015,019

	TOTAL INVESTMENTS – 94.5% (Cost $76,785,907)	80,465,967
	Other Assets in Excess of Liabilities – 5.5%	4,638,796

	TOTAL NET ASSETS – 100.0%	$85,104,763

	SECURITIES SOLD SHORT – (0.3)%

Principal Amount

	BONDS – (0.3)%
	CORPORATE – (0.3)%
$(250,000)	Fiat Chrysler Automobiles N.V. 5.250%, 4/15/2023[9]	(256,875)

	TOTAL SECURITIES SOLD SHORT (Proceeds $252,429)	(256,875)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	SPDR S&P 500 ETF Trust
(30)	Exercise Price: $188.00, Expiration Date: February 17, 2017	(105)

	TOTAL PUT OPTIONS (Proceeds $2,016)	(105)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,016)	$(105)

REIT	– Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $74,860,157.

[4]	All or a portion of this security is segregated as collateral for securities sold short.
[5]	Convertible security.
[6]	Security is in default.
[7]	Loan Funding I, Ltd. consists of subordinated notes interests in BBB to B- rated bank loans.
[8]	The rate is the annualized seven-day yield at period end.
[9]	Foreign security denominated in U.S. Dollars.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

[10]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

SWAP CONTRACTS CREDIT DEFAULT SWAP CONTRACTS
		Pay/(b) Receive Fixed Rate
Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)		Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

J.P. Morgan
Beazer Homes USA, Inc.	-	Pay	5.00%	12/20/21	$(175,000)	$1,754	$(9,620)
Deutsche Bank AG	BBB+	Receive	1.00	12/20/18	€115,000	(12,160)	9,694
KB Home		Pay	5.00	12/20/21	$(350,000)	(24,966)	(10,836)
Markit CMBX NA
BBB- CDSI Series 6 Index	BBB-	Receive	3.00	5/11/63	700,000	(36,974)	(6,107)
Morgan Stanley
Ford Motor Co.	-	Pay	5.00	12/20/21	(500,000)	(77,533)	(5,203)
General Motors Co.	-	Pay	5.00	12/20/21	(500,000)	(76,207)	(4,334)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(226,086)	$(26,406)

€	– Euro
(a)
Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at January 31, 2017.

(b)
If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudtied)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At January 31, 2017	Unrealized Appreciation (Depreciation)
(1)	2-Year U.S. Treasury Note (CBT)	March 2017	$(216,825)	$(216,797)	$28
TOTAL FUTURES CONTRACTS			$(216,825)	$(216,797)	$28

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	1.7%
Bonds
Asset-Backed Securities	86.3%
Commercial Mortgage-Backed Securities	1.8%
Corporate	0.4%
Total Bonds	88.5%
Common Stocks
Financial	0.1%
Total Common Stocks	0.1%
Preferred Stocks	2.9%
Purchased Options Contracts
Put Options	0.1%
Total Purchased Options Contracts	0.1%
Short-Term Investments	1.2%
Total Investments	94.5%
Other Assets in Excess of Liabilities	5.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of January 31, 2017

Assets:
Investments, at value (cost $76,639,132)	$80,422,052
Purchased options contracts, at value (cost $146,775)	43,915
Total investments, at value (cost $76,785,907)	80,465,967
Foreign currency, at value (cost $12,405)	11,944
Cash	7,157,247
Cash held at broker	5,755
Receivables:
Fund shares sold	313,425
Premiums paid on open swap contracts	1,754
Unrealized appreciation on open swap contracts	9,694
Unrealized appreciation on open futures contracts	28
Payment by affiliates (Note 3)	32,147
Interest	373,584
Prepaid expenses	28,098
Other assets	3
Total assets	88,399,646

Liabilities:
Securities sold short, at value (proceeds $252,429)	256,875
Written options contracts, at value (proceeds $2,016)	105
Payables:
Investment securities purchased	2,271,458
Due to broker	397,702
Premiums received on open swap contracts	227,840
Unrealized depreciation on open swap contracts	36,100
Advisory fees	44,647
Shareholder servicing fees (Note 6)	3,454
Auditing fees	27,426
Legal fees	8,380
Fund accounting fees	5,776
Transfer agent fees and expenses	4,204
Interest on securities sold short	3,865
Fund administration fees	3,329
Custody fees	1,608
Trustees' fees and expenses	516
Chief Compliance Officer fees	5
Accrued other expenses	1,593
Total liabilities	3,294,883

Net Assets	$85,104,763

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of January 31, 2017

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$85,118,213
Accumulated net investment income	404,565
Accumulated net realized loss on investments, purchased options contracts, futures contracts,
written options contracts, swaptions contracts and swap contracts	(4,068,701)
Net unrealized appreciation (depreciation) on:
Investments	3,782,920
Purchased options contracts	(102,860)
Securities sold short	(4,446)
Futures contracts, written options contracts, swaptions contracts and swap contracts	(24,467)
Foreign currency translations	(461)
Net Assets	$85,104,763

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$85,104,763
Shares of beneficial interest issued and outstanding	4,477,755
Redemption price per share	$19.01

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2017

Investment Income:
Interest	$2,964,186
Dividend Income	2,196
Total investment income	2,966,382

Expenses:
Advisory fees	366,774
Legal fees	60,548
Transfer agent fees and expenses	40,953
Fund accounting fees	36,187
Trustees' fees and expenses	28,969
Fund administration fees	27,926
Shareholder servicing fees (Note 6)	25,736
Miscellaneous	25,043
Registration fees	16,565
Shareholder reporting fees	9,196
Auditing fees	8,846
Brokerage expense	5,189
Interest expense (Note 12)	3,593
Interest on securities sold short	2,734
Insurance fees	2,137
Custody fees	4,567
Chief Compliance Officer fees	300
Total expenses	665,263
Advisory fees waived	(99,779)
Fees paid indirectly (Note 3)	(3,810)
Net expenses	561,674
Net investment income	2,404,708

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts,
Futures Contracts, Written Options Contracts, Swaptions Contracts, Swap Contracts and Foreign Currency :
Net realized gain (loss) on:
Investments	420,688
Purchased options contracts	(511,947)
Futures contracts, written options contracts, swaptions contracts and swap contracts	(147,286)
Foreign currency transactions	(15)
Net realized loss	(238,560)
Net change in unrealized appreciation/depreciation on:
Investments	5,362,923
Purchased options contracts	46,053
Securities sold short	(4,446)
Futures contracts, written options contracts, swaptions contracts and swap contracts	(5,515)
Foreign currency translations	(461)
Net change in unrealized appreciation/depreciation	5,398,554
Net increase from payment by affiliates (Note 3)	32,147
Net realized and unrealized gain on investments, purchased options contracts,
futures contracts, written options contracts, swaptions contracts, swap contracts and foreign currency	5,192,141

Net Increase in Net Assets from Operations	$7,596,849

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2017 (Unaudited)	For the Year Ended July 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,404,708	$3,550,025
Net realized loss on investments, purchased options contracts,
futures contracts, written options contracts, swaptions contracts, swap contracts and foreign currency	(238,560)	(3,646,176)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, written options contracts
swaptions contracts, swap contracts and foreign currency	5,398,554	(1,450,368)
Net increase from payment by affiliates	32,147	−
Net increase (decrease) in net assets resulting from operations	7,596,849	(1,546,519)

Distributions to Shareholders:
From net investment income	(2,585,930)	(3,563,429)
From net realized gains	−	(92,302)
Total distributions to shareholders	(2,585,930)	(3,655,731)

Capital Transactions:
Net proceeds from shares sold	12,054,642	24,153,431
Reinvestment of distributions	1,919,865	2,776,547
Cost of shares redeemed	(3,901,428)	(3,880,600)
Net increase in net assets from capital transactions	10,073,079	23,049,378

Total increase in net assets	15,083,998	17,847,128

Net Assets:
Beginning of period	70,020,765	52,173,637
End of period	$85,104,763	$70,020,765

Accumulated net investment income	$404,565	$585,787

Capital Share Transactions:
Shares sold	648,418	1,401,739
Shares reinvested	105,952	162,007
Shares redeemed	(218,139)	(223,529)

Net increase in capital share transactions	536,231	1,340,217

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2017 (Unaudited)		For the Year Ended July 31, 2016	For the Period August 29, 2014* through July 31, 2015

Net asset value, beginning of period	$17.76		$20.06	$20.00
Income from Investment Operations:
Net investment income[1]	0.60		1.12	0.97
Net realized and unrealized gain (loss) on investments	1.31		(2.29)	(0.23)
Total from investment operations	1.91		(1.17)	0.74
Less Distributions:
From net investment income	(0.66)		(1.10)	(0.68)
From net realized gains	−		(0.03)	−
Total distributions	(0.66)		(1.13)	(0.68)

Net asset value, end of period	$19.01		$17.76	$20.06

Total return[2]	10.95%	[3]	(5.50)%	3.79%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,105		$70,021	$52,174

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expense absorbed	1.80%	[4]	1.93%	2.40%	[4]
After fees waived and expense absorbed	1.53%	[4]	1.50%	1.50%	[4]

Ratio of expenses to average net assets (excluding brokerage expense, interest expense and expense and interest on securities sold short):
After fees waived and expenses absorbed	1.50%	[4]	1.50%	1.50%	[4]

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed	6.29%	[4]	5.97%	4.33%	[4]
After fees waived and expenses absorbed	6.56%	[4]	6.40%	5.23%	[4]

Portfolio turnover rate	52%	[3]	74%	10%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded, net of applicable withholding taxes, on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. The Fund bears all expenses incurred in its business and operations, other than those borne by the Advisor, pursuant to its agreement with the Fund, including, but not limited to all investment related expenses.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2017, such collateral is denoted in the Fund’s Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2017, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Transactions in written swaptions contracts for the six months ended January 31, 2017 were as follows:

	Notional Amount	Premium Amount
Outstanding at July 31, 2016	$1,150,000	$3,105
Options written	-	-
Options closed	(1,150,000)	(3,105)
Options expired	-	-
Options exercised	-	-
Outstanding at January 31, 2017	$-	$-

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options contracts for the six months ended January 31, 2017 were as follows:

	Number of Contracts	Premium Amount
Outstanding at July 31, 2016	210	$11,336
Options written	368	17,944
Options closed	(85)	(4,611)
Options expired	(463)	(22,653)
Options exercised	-	-
Outstanding at January 31, 2017	30	$2,016

(f) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period August 29, 2014 (commencement of operations) through July 31, 2015, as of and during the year ended July 31, 2016, and as of and during the six months ended January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its fee and/or to absorb other operating expenses to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2017, and it may be terminated before that date only by the Fund’s Board of Trustees.

For the six months ended January 31, 2017, the Advisor waived advisory fees totaling $99,779. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At January 31, 2017, the amount of these potentially recoverable expenses was $623,794. The Advisor may recapture all or a portion of this amount no later than July 31, of the years stated below:

2018	$284,510
2019	239,505
2020	99,779
Total	$623,794

The Advisor reimbursed the Fund $32,147 for fee reimbursements for certain trades. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.”

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Foreside Fund Services, LLC, (“Foreside”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2017, the total fees reduced by earning credits were $3,810. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Note 4 – Federal Income Taxes
At January 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$76,796,190

Gross unrealized appreciation	$4,213,991
Gross unrealized depreciation	(544,214)

Net unrealized appreciation on investments	$3,669,777

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$557,370
Undistributed long-term capital gains	-
Accumulated earnings	557,370

Accumulated capital and other losses	(3,852,058)
Unrealized depreciation on purchased options contracts	(62,937)
Unrealized depreciation on futures contracts, written options contracts, swaptions contracts and swap contracts	(18,899)
Unrealized depreciation on investments	(1,647,845)
Total accumulated deficit	$(5,024,369)

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The tax character of distributions paid during the fiscal year ended July 31, 2016 and the period August 29, 2014 (commencement of operations) through July 31, 2015 was as follows:

	2016	2015
Distributions paid from:
Ordinary income	$3,655,731	$1,363,930
Net long-term capital gains	-	-
Total taxable distributions	3,655,731	1,363,930
Total distributions paid	$3,655,731	$1,363,930

As of July 31, 2016, the Fund had a short-term capital loss carryover of $383,158 and a long-term capital loss carryforward of $3,468,900. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions
For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and swap contracts, were $43,511,894 and $35,884,771, respectively. Proceeds from securities sold short were $252,500, for the same period.

Note 6 – Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3**	Total
Bank Loans	$-	$1,491,094	$-	$1,491,094
Bonds*
Asset-Backed Securities	-	73,408,683	-	73,408,683
Commercial Mortgage-Backed Securities	-	1,543,702	-	1,543,702
Corporate	-	371,265	-	371,265
Common Stock*	53,348	-	-	53,348
Preferred Stock*	-	2,538,941	-	2,538,941
Purchased Options Contracts	43,915	-	-	43,915
Short-Term Investments	1,015,019	-	-	1,015,019
Total Investments	1,112,282	79,353,685	-	80,465,967
Other Financial Instruments***
Credit Default Swap Contracts	-	9,694	-	9,694
Futures Contracts	28	-	-	28
Total Assets	$1,112,310	$79,363,379	$-	$80,475,689

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Liabilities
Bonds*
Corporate	$-	$256,875	$-	$256,875
Written Options Contracts	105	-	-	105
Other Financial Instruments***
Credit Default Swap Contracts	-	36,100	-	36,100
Total Liabilities	$105	$292,975	$-	$293,080

*
All corporate bonds and preferred stock held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.
***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2017 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at fair value	$-	$43,915	$-	$43,915
Unrealized appreciation on open swap contracts	9,694	-	-	9,694
Unrealized depreciation on open futures contracts	-	-	28	28
	$9,694	$43,915	$28	$53,637

Liabilities
Written options contracts, at fair value	$-	$105	$-	$105
Unrealized depreciation on open swap contracts	36,100	-	-	36,100
	$36,100	$105	$-	$36,205

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2017 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(357,688)	$(154,259)	$(511,947)
Written options contracts	-	26,431	-	26,431
Swaptions contracts	(156,138)	-	-	(156,138)
Swaps contracts	-	-	(20,332)	(20,332)
Futures contracts	-	-	2,753	2,753
	$(156,138)	$(331,257)	$(171,838)	$(659,233)

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$(41,677)	$87,730	$46,053
Written options contracts	-	(6,280)	-	(6,280)
Swaptions contracts	27,090	-	-	27,090
Swap contracts	(26,406)	-	-	(26,406)
Futures contracts	-	-	81	81
	$684	$(47,957)	$87,811	$40,538

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swaptions contracts	Notional amount	$3,940,022
	Credit default swap contracts	Notional amount	$(119,000)
Equity contracts	Purchased options contracts	Number of contracts	742
	Written options contracts	Number of contracts	(70)
Interest rate contracts	Purchased options contracts	Number of contracts	215
	Purchased interest rate cap options contracts	Notional amount	$6,000,000
	Swap contracts	Notional amount	$5,378,030
	Futures contracts	Number of contracts	(1)

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts - asset	J.P. Morgan	$9,694	$(9,694)	$-	$-
Unrealized depreciation on open futures contracts – asset	Wells Fargo	28	-	(28)	-
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	26,563	(9,694)	(16,869)	-
Unrealized depreciation on open swap contracts - liability payable	Morgan Stanley	9,537	-	(9,537)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Line of Credit
The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Interest expense for the six months ended January 31, 2017 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2017.

Note 13 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on August 24, 2016, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization, financial condition, compliance policies and procedures, compensation structure, cybersecurity, policies with respect to portfolio execution and the use of soft dollars; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Barclays U.S. Aggregate Bond Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Multisector Bond universe (the “Fund Universe”) for various periods ended June 30, 2016; and reports comparing the investment advisory fees and total expenses of the Fund with those of its Peer Group and Fund Universe. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials they reviewed indicated that the total return of the Fund for the one-year period was below the Barclays U.S. Aggregate Bond Index return by 18.06%, and below the Fund Universe and Peer Group median returns by 13.62% and 13.47%, respectively. The Board observed that the Fund’s underperformance for the period was primarily due to significant underperformance during the first quarter of 2016 and noted the Investment Advisor’s explanation that in January and February 2016 the Fund’s holdings in structured credit instruments, bank loans, and high yield debt securities had experienced significant downward price volatility, but in March 2016, credit markets began to recover. The Board noted that during the second quarter of 2016 the Fund had outperformed the Barclays U.S. Aggregate Bond Index, Fund Universe median and Peer Group median. The Board considered the Investment Advisor’s continued conviction with respect to its investment thesis and noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fee (gross of fee waivers) was above the Fund Universe and Peer Group medians by 0.25% and 0.10%, respectively, and the total expenses (net of fee waivers) paid was above the Fund Universe and Peer Group medians by 0.35% and 0.34%, respectively. The Trustees noted that the Fund’s advisory fee is 0.50% lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund but 0.35% higher than the advisory fee that the Investment Advisor charges for a separately managed account with a similar objective and policies as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s private fund and separately managed account. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. With respect to Fund expenses, the Board noted that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2016, noting that the Investment Advisor had waived a portion of its advisory fees. The Board determined that the Investment Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than its receipt of investment advisory fees), including the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to the Fund.

Palmer Square Opportunistic Income Fund
EXPENSE EXAMPLE
For the Six Months Ended January 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Actual Performance	$ 1,000.00	$ 1,109.50	$ 8.14
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.49	$ 7.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.53% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Christopher D. Long
Christopher D. Long, President

Date	4/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher D. Long
Christopher D. Long, President

Date	4/10/2017

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, Treasurer

Date	4/10/2017